Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 508	$ 307	$ 414
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustments, net of tax	(29)	4	90
Unrealized gain (loss) on hedges, net of tax	4	1	(1)
Unrealized gain on other, net of tax	0	0	1
Other comprehensive (loss) income, net of tax	(25)	4	91
Total comprehensive income (loss)	483	312	505
Less: Comprehensive income attributable to non-controlling interests	140	164	112
Comprehensive income attributable to IGT PLC	$ 343	$ 148	$ 392